Shareholder Report, Average Annual Return (Details) 191341_ClearShares OCIO ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	107 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
ClearShares OCIO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF NAV
Average Annual Return, Percent	21.19%	7.50%	8.12%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.15%	0.19%	1.68%